EXPENSES BY NATURE	6 Months Ended
Jun. 30, 2026
EXPENSES BY NATURE
EXPENSES BY NATURE

6EXPENSES BY NATURE

	For the six months
	ended June 30,
	2025	2026
	RMB’000	RMB’000
Payroll and employee benefits (Note 6(i))	693,153	699,775
Cost of inventories (Note 13(b))	35,461	67,361
Depreciation and amortization (Note 6(ii))	73,027	117,813
Professional services fee	73,656	41,079
Service fee from a related party (Note 27(b))	32,379	41,920
Outsourcing service fee	61,734	105,314
Utilities and property management fee	24,823	28,795
Listing expense relating to the Global Offering	29,068	—
Others	66,612	118,938
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,089,913	1,220,995
Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	445,452	541,977
Contributions to defined contribution retirement plan	28,179	38,588
Share-based compensation expenses (Note 24)	219,522	119,210
	693,153	699,775
(ii) Depreciation and amortization:
Property and equipment	45,372	88,708
Right-of-use assets	25,417	26,759
Intangible assets	2,238	2,346
	73,027	117,813